UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:         ; Amendment Number:
                              ---                     --
  This Amendment (Check only one.)      is a restatement.
                                    ---
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Grand-Jean Capital Management, Inc.
Address:    One Market - Steuart Tower
            Suite 2600
            San Francisco, CA  94105

Form 13F File Number:   28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Crystal Smolinski
Title:      Chief Compliance Officer
Phone:      (415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal Smolinski               San Francisco, CA       February 13, 2009


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total:         70,747 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER                TITLE   CUSIP          VALUE    SHARES        SH/PRPUT/    INV.    OTHER  VOTING AUTH
                              OF                     X1000                       CALL    DISC.   MGR
                              CLASS
                                                                                                        SOLE    SHR  NONE

Abbott Labs                   COM     002824100      781      14,633        SH           Sole           14,633
American Tower Corp           COM     029912201      5,890    200,879       SH           Sole           200,879
Amgen Incorporated            COM     031162100      1,157    20,030        SH           Sole           20,030
Arch Capital                  COM     G0450A105      4,506    64,283        SH           Sole           64,283
Arch Capital Gp A Pfd         PFD     G0450A147      1,074    54,000        SH           Sole           54,000
Berkshire Hathaway B          CL B    84670207       6,997    2,177         SH           Sole           2,177
Boardwalk Pipeline Partners   COM     096627104      527      29,650        SH           Sole           29,650
Burlington Northern Santa Fe  COM     12189T104      3,340    44,110        SH           Sole           44,110
ChevronTexaco Corp            COM     166764100      341      4,613         SH           Sole           4,613
Cisco Systems Inc.            COM     17245R102      2,273    139,440       SH           Sole           139,440
Comcast Corp Class A          CL A    20030N101      5,352    317,090       SH           Sole           317,090
ConocoPhillips                COM     20825C104      120      2,313         SH           Sole           2,313
Crown Holdings Inc            COM     228368106      3,807    198,290       SH           Sole           198,290
Emerson Electric Co.          COM     69318P106      219      5,979         SH           Sole           5,979
Enterprise Prod Partners LP   COM     293792107      570      27,500        SH           Sole           27,500
Exxon Mobil Corp              COM     30231G102      1,206    15,108        SH           Sole           15,108
Gastar Exploration Ltd        COM     367299104      33       99,000        SH           Sole           99,000
Gunther International LTD     COM     403203102      4        10,000        SH           Sole           10,000
Illinois Tool Works           COM     452308109      2,412    68,825        SH           Sole           68,825
International Business        COM     459200101      238      2,832         SH           Sole           2,832
Machines
Int'l Speedway CL A           CL A    460335201      1,963    68,337        SH           Sole           68,337
Johnson & Johnson Common      COM     478160104      1,037    17,339        SH           Sole           17,339
JP Morgan Chase               COM     46625H100      2,728    86,515        SH           Sole           86,515
Knology Inc                   COM     499183804      3,034    588,053       SH           Sole           588,053
Kraft Foods Inc               COM     50075N104      4,419    164,572       SH           Sole           164,572
Microsoft Inc                 COM     594918104      3,197    164,471       SH           Sole           164,471
Pepsico Inc                   COM     713448108      6,981    127,455       SH           Sole           127,455
Procter & Gamble Co           COM     742718109      574      9,281         SH           Sole           9,281
Town Sports International     COM     89214A102      1,344    421,223       SH           Sole           421,223
Holding
Washington Post Co Cl B       CL B    939640108      3,040    7,790         SH           Sole           7,790
Weatherford International     COM     G95089101      507      17,191        SH           Sole           17,191
William Partners LTD          COM     46950F104      445      37,250        SH           Sole           37,250
Williams Pipeline Ptnrs       COM     96950K103      631      44,500        SH           Sole           44,500


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